                                                     ---------------------------
APPENDIX I                                                  OMB APPROVAL
                       UNITED STATES                 ---------------------------
             SECURITIES AND EXCHANGE COMMISSION      OMB Number:   3235-M6
                   Washington, D.C. 20549            Expires: August 31, 2000
                                                     Estimated average burden
                                                     hours per response....... 1
                                                     ---------------------------

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

  Read instructions at end of Form before preparing Form. Please print or type.

--------------------------------------------------------------------------------
1 . NAME AND ADDRESS OF ISSUER:

                streetTRACKS (SM) Series Trust
                c/o State Street Bank & Trust Co.
                225 Franklin Street
                Boston, MA  02210
--------------------------------------------------------------------------------
2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): /X/

                streetTRACKS (SM) Morgan Stanley Technology Index
                streetTRACKS (SM) Morgan Stanley Internet Index
                streetTRACKS (SM) Dow Jones U.S. Small Cap Growth Index streetTRACKS (SM) Dow Jones U.S. Small Cap Value Index streetTRACKS (SM) Dow Jones U.S. Large Cap Growth Index streetTRACKS (SM) Dow Jones U.S. Large Cap Value Index streetTRACKS (SM) Dow Jones Global Titans Index
                streetTRACKS (SM) Wilshire REIT Index
                Fortune 500 Index
                Fortune e-50 Index
--------------------------------------------------------------------------------
3. INVESTMENT COMPANY ACT FILE NUMBER:
                811-08839

   SECURITIES ACT FILE NUMBER
                333-57793
--------------------------------------------------------------------------------
4(a).  LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
                06/30/2002

--------------------------------------------------------------------------------
4(b).(1) CHECK BOX IF THIS FORM IS BEING FILED LATE (IE., MORE THAN 90 CALENDAR
DAYS AFTER THE END OF THE FISCAL YEAR). (SEE INSTRUCTION A.2)              //

Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4(C).(1)  CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
FORM.                                                                       //

--------------------------------------------------------------------------------
5.  CALCULATION OF REGISTRATION FEE:

           (i) AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
               FISCAL YEAR PURSUANT TO SECTION 24(f):
                                                                   $183,526,921
                                                                   ------------

          (ii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED
               DURING THE FISCAL YEAR:
                                                                   $ 60,078,324

         (iii) AGGREGATE PRICE OF SECURITIES REDEEMED OR
               REPURCHASED DURING ANY PRIOR FISCAL YEAR ENDING NO
               EARLIER THAN OCTOBER 11, 1995 THAT WERE NOT
               PREVIOUSLY USED TO REDUCE REGISTRATION
               FEES PAYABLE TO THE COMMISSION:                     $
                                                                   -

          (iv) TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEM 5(ii)
               AND 5(iii):                                         $(60,078,324)
                                                                   ------------

           (v) NET SALES - IF ITEM 5(i) IS GREATER THAN
               ITEM 5(iv) [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:    $123,448,597
               $                                                   ------------

          (vi) REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE
               YEARS                                               $
               - IF ITEM 5(i) IS LESS THAN ITEM 5(iv) [SUBTRACT
               ITEM 5(iv) FROM ITEM 5(i)]:

         (vii) MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
               INSTRUCTION C.9):                                 X    $0.000092
                                                                      ---------

        (viii) REGISTRATION FEE DUE [MULTIPLY ITEM 5(v) BY ITEM
               5(vii)] (ENTER 'O' IF NO FEE IS DUE):             =   $11,357.27
                                                                     ----------

--------------------------------------------------------------------------------
6. PREPAID SHARES

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____________.

--------------------------------------------------------------------------------
7. INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):
                                                            +                $0

--------------------------------------------------------------------------------
8.  TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST
DUE [LINE 5(VII) PLUS LINE 7]:
                                                            =        $11,357.27
                                                                     ----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY: 09/22/2002

          Method of Delivery:
                              /X/ Wire Transfer
                              / / Mail or other means

--------------------------------------------------------------------------------


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*    /s/ Donald Gignac
                              --------------------------------------------------
                              Donald Gignac
                              Assistant Treasurer

   Date: September 23, 2002


  *Please print the name and title of the signing officer below the signature.